Financial Instruments and Financial Risk Management - Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	$ 836,609	$ 348,937	[1]
Borrowings		617,789
Total non-current	13,367	4,853	[1]
Liquidity Risk | Not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	365,146	294,469
Put and call option liabilities	8,321
Total current	373,467	294,469
Liquidity Risk | Later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	836,609	348,937	[1]
Borrowings	515,804	617,789	[1]
Total non-current	$ 1,352,413	$ 966,726	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.